Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance at January 1,	$ 2,943	$ 3,078	$ 3,242
Additions based on tax positions related to the current year	116	131	111
Additions for tax positions of prior years	250	92	456
Reductions for tax positions of prior years	(801)	(415)	(644)
Settlements	(210)	100	(56)
Lapses of statutes of limitations	(168)	(43)	(31)
Balance at December 31,	$ 2,130	$ 2,943	$ 3,078